Share-Based Compensation - Summary of Key Assumptions Used to Determine Fair Value of Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of underlying ordinary shares	$ 3.49
2020 Share Incentive Plan | Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, minimum	50.10%	50.10%	48.30%
Expected volatility, maximum	50.90%	50.80%	50.50%
Risk-free interest rate, minimum	2.70%	3.20%	3.70%
Risk-free interest rate, maximum	3.20%	3.30%	3.90%
Expected dividend yield	0.00%	0.00%	0.00%
Life of options	10 years	10 years	10 years
2020 Share Incentive Plan | Share Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary shares	1.52	1.32	1.31
2020 Share Incentive Plan | Share Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	2.8	2.8	2.8
Fair value of underlying ordinary shares	$ 4.20	$ 1.52	$ 1.48